Debt - Schedule of Short-Term Loans (Details) - Short-Term Debt [Member] - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net		$ 9,893,448	$ 10,211,264
Less: Debt issuance cost	[1]		(27,105)
Shanghai Pudong Development Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[2]	3,073,224	4,209,450
Agricultural Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[3]	977,844	2,876,458
Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net			3,012,146
Webank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net			140,315
HSBC Bank (China) Company Limited [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[4]	4,445,460
Hua Xia Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans, net	[5]	$ 1,396,920

[1]	In order to obtain the above-mentioned loans from PRC banks, as of June 30 2025 and 2024, the Company incurred total of $50,846 and $36,291 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the years ended June 30, 2025 and 2024, $81,404 and $160,681 deferred financing cost, respectively. For the above-mentioned short-term loans from PRC banks and financial institutions, interest expense amounted to $343,750, $640,222 and $530,568 or the years ended June 30, 2025, 2024 and 2023, respectively.
[2]	On March 26, 2025, the Company borrowed RMB11.0 million (approximately $1.5 million) short-term loan from Shanghai Pudong Development Bank (“SPD”) Bank as working capital for six months, with loan maturity date on September 22, 2025 and effective interest rate of 3.1% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity. On April 23, 2025, the Company borrowed RMB11.0 million (approximately $1.5 million) short-term loan from SPD Bank as working capital for six months, with loan maturity date on October 20, 2025 and effective interest rate of 3.1% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity. For the above-mentioned loans from SPD bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.
[3]	On March 19, 2025, the Company borrowed RMB7.0 million (approximately $1.0 million) short-term loan from Agricultural Bank of China (“ABC”) as working capital for six months, with loan maturity date on September 12, 2025 and effective interest rate of 2.9% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid on September 8, 2025. For the above-mentioned loans from ABC bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.
[4]	On November 22, 2024, the Company borrowed RMB7.3 million (approximately $1.0 million) in short-term loan from HSBC Bank (China) Co., Ltd. (referred to as “HSBC Bank”) as working capital for a period of three months. The loan’s maturity date is February 20, 2025, with an effective annual interest rate of 3.1%. It was secured by a term deposit of $1.2 million. The loan was renewed for another three months on February 20, 2025, extending the maturity date to May 20, 2025. It was renewed for another three months on May 21, 2025, with the new maturity date set as August 19, 2025. On December 18, 2024, the Company borrowed RMB14.8 million (approximately $2.1 million) short-term loan from HSBC as working capital for three months, with loan maturity date on March 17, 2025 and effective interest rate of 3.1% per annum. It was secured by a term deposit of USD 2.3 million. A portion of the loan, RMB0.2 million (approximately $0.02 million), was repaid on March 18, 2025. The remaining balance of RMB14.6 million was renewed for three months, extending the maturity to June 17, 2025. On June 18, 2025, the remaining amount was renewed for another three months, with a new maturity date of September 17, 2025. On June 26, 2025, the Company borrowed RMB10.0 million (approximately $1.4 million) short-term loan from HSBC as working capital for three months, with loan maturity date on September 25, 2025 and effective interest rate of 3.1% per annum. It was secured by a term deposit of $1.6 million.
[5]	On February 27, 2025, the Company borrowed RMB10.0 million (approximately $1.4 million) short-term loan from Huaxia bank as working capital for twelve months, with loan maturity date on February 26, 2026 and effective interest rate of 3.6% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.